Nov. 07, 2017
KP INTERNATIONAL EQUITY FUND

THE KP FUNDS

KP INTERNATIONAL EQUITY FUND

(THE "FUND")

SUPPLEMENT DATED NOVEMBER 7, 2017 TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The primary objective of the Fund's Passive International Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Index. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.    In the last three paragraphs beginning on page 23, the partial and first full paragraphs on page 24 and the last four full paragraphs on page 58, all references to "MSCI Europe, Australasia, Far East Index" and "MSCI EAFE Index" are replaced with "MSCI World ex-US Index."

2.    The last two sentences of each of the fourth paragraph on page 23 and second paragraph on page 58 are deleted and replaced with the following:

"The MSCI World ex-US Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 22 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-033-0100